Restricted Cash	3 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH

NOTE 3 – RESTRICTED CASH

Restricted cash as of December 31, 2021 in respect of the Company’s loans from investee corporations (the – “lender”) is for insurance payments, real estate taxes and investments in the loan subject property.